CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (27,002)	$ (21,055)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	163	226
Amortization of right of use asset	349	318
Amortization of discount on debt issued	4,525	2,389
Derivative loss	7,040	4,291
Change in fair values of senior secured note and warrant liabilities	(1,017)
Financing charges from issuance of senior secured note	2,294
Provision for excess and obsolete inventory	423	108
Stock-based compensation	754	886
Changes in operating assets and liabilities:
Accounts receivable	(120)	116
Inventories	390	(1,330)
Prepaid expenses and other assets	(250)	(72)
Accounts payable	(3,211)	2,210
Accrued expenses and other liabilities	361	350
Operating lease obligation	(372)	(311)
Net cash used in operating activities	(15,673)	(11,874)
Cash flows from investing activities:
Cash flows from financing activities:
Proceeds from loans from related parties	3,909	9,419
Payments to loans from related parties	(8,190)	(1,322)
Proceeds from notes payable	13,500
Financing costs paid	(1,488)
Proceeds from issuance of convertible notes	2,000	3,700
Repayment of convertible notes	(25)
Proceeds from issuance of Common Stock	15,209
Proceeds from subscription of Common Stock	2,235
Repayment of finance lease obligations	(72)	(56)
Net cash provided by financing activities	27,078	11,741
Effect of exchange rate changes on cash and cash equivalents	(50)	(15)
Net increase (decrease) in cash, cash equivalents and restricted cash	11,355	(148)
Cash, cash equivalents and restricted cash at beginning of the period	96	244
Cash, cash equivalents and restricted cash at end of the period	11,451	96
Supplemental disclosure of cash flow information:
Cash paid for interest	259	1
Cash paid for income taxes	4
Non-cash investing and financing activities:
Right of use assets acquired under finance leases	19	203
Write-off of related party receivable	112
Preferred stock conversion to common stock	20,265
Right of use assets acquired under operating leases		43
Reclassification of plant, property and equipment from right of use assets acquired under operating leases	32
Interest added to principal on convertible notes		56
Derivative liability recognized on issuance of convertible notes	4,447	2,468
Conversion of convertible note and accrued interest to common stock	18,245
Derecognition of derivative liability upon conversion of convertible notes	18,246
Cash, cash equivalents and restricted cash at end of the period
Cash and cash equivalents	7,451	96
Restricted cash	$ 4,000